UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05820

                      THE HYPERION TOTAL RETURN FUND, INC.
               (Exact name of registrant as specified in charter)

           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                      THE HYPERION TOTAL RETURN FUND, INC.
           THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR
                          NEW YORK, NEW YORK 10281-1010
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30


Date of reporting period:  July 1, 2005 through June 30, 2006

Item 1.  Proxy Voting Record.




                                                         Vote Summary Report
                                                     July 01, 2005 - June 30, 2006


                                                   Ballot                        Management    Management
   Name         Ticker    Security     Meeting      Item      Item                  or           Vote       Vote
                             ID         Date       Number   Description          Shareholder     Rec        Cast
   ----         ------    --------    --------    -------   -----------          -----------    -----      ------


Duke Realty      DREXP    264411885    4/26/2006      1    Elect Directors         Management    For         None
Corporation
                                                           Ratify reappointment
                                                           of independent public   Management    For         None
                                                      2    accountant




                                                   Ballot                        Management    Management
   Name         Ticker    Security     Meeting      Item      Item                  or           Vote       Vote
                             ID          Date      Number   Description          Shareholder     Rec        Cast
   ----         ------    --------    --------    -------   -----------          -----------    -----      ------


MFA Mortgage       MFA    55272X201    5/25/2006      1    Elect Directors         Management    For         None
Investments, Inc.
                                                           Ratify appointment of
                                                           independent public      Management    For         None
                                                      2    accountant



                                                   Ballot                        Management    Management
   Name         Ticker    Security     Meeting      Item      Item                  or           Vote       Vote
                             ID          Date      Number   Description          Shareholder     Rec        Cast
   ----         ------    --------    --------    -------   -----------          -----------    -----      ------

 Opteum Inc.     OPX    68384A100    4/28/2006      1      Elect Directors        Management     For        None

                                                           Ratify appointment of
                                                    2      independent public      Management    For        None
                                                           accountant

                                                           Convert shares of
                                                           Class A
                                                    3(a)   Preferred into Class A  Management    For        None
                                                           Common Stock

                                                    (b)    Authorize the issuance
                                                           of shares of Class
                                                           A Common Stock in
                                                           lieu of any shares
                                                           of Class B Redeemable   Management    For        None
                                                           Preferred Stock,
                                                           relating to the
                                                           acquisition of its
                                                           subsidiary




                                    SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.


By:  /s/ Clifford E. Lai
    --------------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  August 31, 2006